CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues
Total revenues	¥ 1,894,420	$ 259,534	¥ 2,958,647	¥ 2,838,190
Cost of revenues	(1,090,787)	(149,437)	(1,206,191)	(573,235)
Gross profit	803,633	110,097	1,752,456	2,264,955
Research and development expenses	(82,882)	(11,355)	(91,461)	(90,655)
Sales and marketing expenses	(623,867)	(85,469)	(1,506,600)	(2,715,132)
General and administrative expenses	(150,196)	(20,577)	(128,036)	(113,771)
Other operating income/(loss)	(17,856)	(2,446)	(25,908)	9,972
(Loss)/income from operations	(71,168)	(9,750)	451	(644,631)
Interest and investment income	112,976	15,478	117,247	52,389
Interest expense to third parties	0	0	(4,228)	(31,282)
Foreign exchange gains/(losses), net	(3,767)	(516)	(3,255)	3,787
Other (loss)/income, net	169	23	63	(413)
(Loss)/income before income tax expense	38,210	5,235	110,278	(620,150)
Income tax expense	(51,744)	(7,089)	(21,534)	(110,603)
Net (loss)/income	(13,534)	(1,854)	88,744	(730,753)
Net (loss)/income attributable to ordinary shareholders of Smart Share Global Limited	(13,534)	(1,854)	88,744	(730,753)
Net (loss)/income	(13,534)	(1,854)	88,744	(730,753)
Other comprehensive income
Foreign currency translation adjustments, net of nil tax	19,777	2,709	18,896	112,372
Total comprehensive (loss)/income	6,243	855	107,640	(618,381)
Comprehensive (loss)/income attributable to ordinary shareholders of Smart Share Global Limited	¥ 6,243	$ 855	¥ 107,640	¥ (618,381)
Income/(Loss) per share
Net (loss)/income per share - basic | (per share)	¥ (0.03)	$ 0	¥ 0.17	¥ (1.41)
Net (loss)/income per share - diluted | (per share)	¥ (0.03)	$ 0	¥ 0.17	¥ (1.41)
Weighted average number of ordinary shares
Weighted average number of ordinary shares outstanding - basic	511,369,585	511,369,585	519,802,240	518,307,406
Weighted average number of ordinary shares outstanding - diluted	511,369,585	511,369,585	519,802,240	518,307,406
Mobile device charging
Revenues
Total revenues	¥ 1,384,695	$ 189,702	¥ 2,869,215	¥ 2,813,619
Cost of revenues	(663,188)	(90,857)	(1,151,190)	(559,706)
Mobile device charging service
Revenues
Total revenues	353,097	48,374	1,577,379	2,754,143
Mobile device charging solution
Revenues
Total revenues	249,842	34,228	173,152	0
Power banks, cabinets and other related assets sales
Revenues
Total revenues	781,756	107,100	1,118,684	59,476
Photovoltaic business
Revenues
Total revenues	479,850	65,739	50,995	0
Cost of revenues	(424,326)	(58,132)	(51,928)	0
Others
Revenues
Total revenues	29,875	4,093	38,437	24,571
Cost of revenues	¥ (3,273)	$ (448)	¥ (3,073)	¥ (13,529)